Financial Instruments with Off-Balance Sheet Risk (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Financial instruments with off-balance sheet risk	$ 288,845	$ 156,636	$ 105,425	$ 76,144
Commitments to Extend Credit
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Financial instruments with off-balance sheet risk	286,616	153,932	103,861	74,885
Standby Letters of Credit
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Financial instruments with off-balance sheet risk	$ 2,229	$ 2,704	$ 1,564	$ 1,259